Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Schedule of classes of shares and main shareholders

12.31.2025	Number of shares in units
	Common shares		Preferred shares		Total
	number of shares	%	Special class
			number of shares	%	number of shares	%
State of Paraná	474,643,911	15.91	1	100.00	474,643,912	15.91
BNDESPAR	655,807,810	21.99	–	—	655,807,810	21.99
Other shareholders	1,839,618,603	61.67	–	—	1,839,618,603	61.67
Treasury	12,740,266	0.43	–	—	12,740,266	0.43
	2,982,810,590	100.00	1	100.00	2,982,810,591	100.00

Schedule of changes in equity value adjustments

Balance as of January 1, 2024	307,050
Actuarial liabilities
Post employment benefits	363,466
Taxes on adjustments	(123,578)
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(50,552)
Taxes on adjustments	17,188
Actuarial liability - investment realization	4,018
Other adjustments
Adjustments on financial assets - subsidiaries	(569)
Taxes on other adjustments	243
Attributed to non-controlling interest	142
Balance as of December 31, 2024	517,408
Actuarial liabilities
Post employment benefits	(284,731)
Taxes on adjustments	96,809
Realization of equity evaluation adjustment
Deemed cost of fixed assets	(64,602)
Taxes on adjustments	21,965
Other adjustments
Gains on financial assets - subsidiaries	2,271
Taxes on other adjustments	(711)
Attributed to non-controlling interest	(417)
Balance as of December 31, 2025	287,992

Schedule of earnings per share - basic and diluted

	Continuing operations	Discontinued operations	12.31.2025	Continuing operations	Discontinued operations	12.31.2024	Continuing operations	Discontinued operations	12.31.2023
Numerator
Earnings allocated by classes of shares, allocated to controlling shareholders:
Common shares	2,669,716	18,898	2,688,614	968,042	191,351	1,159,393	863,846	38,574	902,420
Class “A” preferred shares	—	—	—	2,564	506	3,070	2,729	116	2,845
Class “B” preferred shares	—	—	—	1,375,335	271,833	1,647,168	1,291,502	62,043	1,353,545
	2,669,716	18,898	2,688,614	2,345,941	463,690	2,809,631	2,158,077	100,733	2,258,810
Denominator
Weighted average shares (in units):
Common shares	2,970,070,324	2,970,070,324	2,970,070,324	1,300,316,644	1,300,316,644	1,300,316,644	1,148,504,091	1,148,504,091	1,148,504,091
Class “A” preferred shares	—	—	—	3,128,000	3,128,000	3,128,000	3,128,000	3,128,000	3,128,000
Class “B” preferred shares	—	—	—	1,679,299,366	1,679,299,366	1,679,299,366	1,679,335,291	1,679,335,291	1,679,335,291
	2,970,070,324	2,970,070,324	2,970,070,324	2,982,744,010	2,982,744,010	2,982,744,010	2,830,967,382	2,830,967,382	2,830,967,382
Basic earnings per share attributable to controlling shareholders
Common shares	0.89888	0.00636	0.90524	0.74447	0.14716	0.89163	0.75215	0.03359	0.78574
Class “A” preferred shares	—	—	—	0.81978	0.16187	0.98165	0.87237	0.03694	0.90931
Class “B” preferred shares	—	—	—	0.81899	0.16187	0.98086	0.76906	0.03694	0.80600
Diluting effect ILP program
Common shares	4,790,229	—	4,790,229	1,945,897	—	1,945,897	—	—	—
Diluted earnings per share attributable to controlling shareholders
Common shares	0.89743	0.00636	0.90379	0.74335	0.14716	0.89051	0.75215	0.03359	0.78574
Class “A” preferred shares	—	—	—	0.81978	0.16187	0.98165	0.87237	0.03694	0.90931
Class “B” preferred shares	—	—	—	0.81899	0.16187	0.98087	0.76906	0.03694	0.80600

Schedule of details of grants

Shares granted	Start of vesting	Vesting date	Restriction until	Fair value calculation method	Interest rate	Volatility	Fair value R$	Status
1st Program 2024 (Restricted Shares)
397,742	Aug.2024	01.05.2025	05.01.2027	Quotation on the date of grant	n/a	n/a	8.62	Settled
516,047	Oct.2024	10.25.2025	n/a		n/a	n/a	8.19	Settled
516,050	Oct.2024	10.25.2026	n/a		n/a	n/a	8.19	In progress
516,058	Oct.2024	10.25.2027	n/a		n/a	n/a	8.19	In progress
39,564	June.2025	04.30.2025	n/a		n/a	n/a	11.75	Settled
51,605	June.2025	10.25.2025	n/a		n/a	n/a	11.75	Settled
39,564	June.2025	04.30.2026	n/a		n/a	n/a	11.75	In progress
3nd Program 2025 (Restricted Shares)
886,265	Oct. 2025	04.25.2027	04.25.2029	Quotation on the date of grant	n/a	n/a	12.10	In progress
2nd Program 2024 (Performance Shares)
1,910,717	June.2025	05.01.2027	10.28.2027	Monte Carlo	10.00% (*)	21.73% (**)	15.41	In progress
4th Program 2025 (Performance Shares)
2,738,579	Oct.2025	05.02.2028	11.02.2028	Monte Carlo	10.00% (*)	22.46% (**)	15.91	In progress
(*) Long-term interest rate - Focus Bulletin, Central Bank of Brazil.
(**) Calculated by the standard deviation of daily returns, considering the historical value of the share (CPLE3), in a period proportional to the expected acquisition of rights.

Schedule of movement in the balance of treasury shares account

January 1, 2024	—
Share buyback	50,044
December 31, 2024	50,044
Share buyback	70,046
Delivery of ILP shares (Note 27.4)	(6,701)
December 31, 2025	113,389

Schedule of proposed dividend distribution

	12.31.2025	12.31.2024	12.31.2023
Calculation basis for dividends
Net income for the year	2,688,614	2,809,631	2,258,810
Legal Reserve (5%)	(134,431)	(140,482)	(112,941)
Realization of equity evaluation adjustment	42,637	33,364	32,553
	2,596,820	2,702,513	2,178,422
Proposed dividends
Interest on own capital – gross value	1,100,000	883,000	958,000
Dividends	1,350,000	202,110	—
Additional proposed dividends	—	1,250,025	131,211
	2,450,000	2,335,135	1,089,211
Gross value of dividends per class of shares:
Ordinary shares	2,450,000	963,583	454,539
Class “A” preferred shares	—	2,552	1,502
Class “B” preferred shares	—	1,369,000	633,170
Gross value of dividends per share (a)
Ordinary shares	0.82490	0.74182	0.34557
Class “A” preferred shares	—	0.81600	0.48035
Class “B” preferred shares	—	0.81600	0.38012
Gross value of dividends per share – Units (b)	—	—	1.64173
(a) Values calculated based on the composition of the share capital on 12.31.2025
(b) The Units program was discontinued in December/2023.